UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio

December 31, 2010
unaudited
Common stocks — 91.65%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.36%
EMC Corp.1	30,410,000	$696,389
Microsoft Corp.	22,585,700	630,593
Google Inc., Class A1	1,030,400	612,027
Texas Instruments Inc.	18,519,000	601,867
Oracle Corp.	15,965,165	499,710
Cisco Systems, Inc.1	20,455,100	413,807
Apple Inc.1	1,280,000	412,877
Samsung Electronics Co. Ltd.	462,400	386,657
ASML Holding NV	6,049,444	233,624
ASML Holding NV (New York registered)	2,736,000	104,898
Yahoo! Inc.1	19,254,000	320,194
Corning Inc.	13,500,000	260,820
International Business Machines Corp.	1,500,000	220,140
Canon, Inc.	4,078,700	211,496
Infineon Technologies AG1	21,555,000	200,562
Juniper Networks, Inc.1	5,000,000	184,600
Taiwan Semiconductor Manufacturing Co. Ltd.	65,468,994	159,426
Nintendo Co., Ltd.	490,000	143,819
First Solar, Inc.1	1,040,000	135,346
Avago Technologies Ltd.	3,975,000	113,168
Xilinx, Inc.	3,800,000	110,124
SAP AG	2,053,000	104,524
Murata Manufacturing Co., Ltd.	1,300,000	91,107
Hon Hai Precision Industry Co., Ltd.	20,160,000	81,244
KLA-Tencor Corp.	1,704,997	65,881
Tyco Electronics Ltd.	1,153,125	40,821
HTC Corp.	965,750	29,811
Intel Corp.	288,500	6,067
		7,071,599

CONSUMER DISCRETIONARY — 11.69%
Amazon.com, Inc.1	3,872,000	696,960
Naspers Ltd., Class N	9,563,100	563,189
Honda Motor Co., Ltd.	12,917,500	511,513
Home Depot, Inc.	10,600,000	371,636
Sony Corp.	9,350,500	337,097
adidas AG, non-registered shares	4,085,478	266,911
McDonald’s Corp.	3,161,435	242,672
Toyota Motor Corp.	5,770,000	228,839
Burberry Group PLC	12,875,000	225,625
Hyundai Mobis Co., Ltd.	871,000	218,345
H & M Hennes & Mauritz AB, Class B	6,422,000	213,887
Ford Motor Co.1	11,250,000	188,887
Nikon Corp.	8,650,000	175,472
Starbucks Corp.	5,000,000	160,650
Swatch Group Ltd, non-registered shares	308,118	137,351
Swatch Group Ltd	245,770	19,819
Daimler AG1	2,097,000	142,157
Walt Disney Co.	3,425,000	128,472
Time Warner Inc.	3,700,000	119,029
Industria de Diseño Textil, SA	1,565,000	117,176
Carnival Corp., units	2,000,000	92,220
Suzuki Motor Corp.	3,360,000	82,769
Harman International Industries, Inc.1	1,510,000	69,913
Esprit Holdings Ltd.	11,202,586	53,326
News Corp., Class A	1,223,100	17,808
		5,381,723

HEALTH CARE — 11.35%
Novo Nordisk A/S, Class B	14,153,600	1,596,008
Bayer AG	7,717,360	570,293
Novartis AG	7,439,445	437,217
CSL Ltd.	7,890,998	292,893
Merck & Co., Inc.	8,027,573	289,314
Hospira, Inc.1	5,102,000	284,130
Smith & Nephew PLC	26,135,330	275,657
Stryker Corp.	3,817,000	204,973
Roche Holding AG	1,272,500	186,452
Baxter International Inc.	3,565,000	180,460
UCB SA	4,568,631	156,717
Sonic Healthcare Ltd.	11,350,000	134,662
AstraZeneca PLC (United Kingdom)	2,680,000	122,092
Pfizer Inc	5,985,000	104,797
Mindray Medical International Ltd., Class A (ADR)	3,415,000	90,156
St. Jude Medical, Inc.1	1,700,000	72,675
Edwards Lifesciences Corp.1	806,600	65,206
Covance Inc.1	1,150,000	59,122
Allergan, Inc.	800,000	54,936
Amgen Inc.1	545,000	29,921
Intuitive Surgical, Inc.1	60,000	15,465
		5,223,146

FINANCIALS — 11.22%
ICICI Bank Ltd.	16,400,000	419,985
JPMorgan Chase & Co.	9,775,000	414,656
ACE Ltd.	6,354,000	395,536
UBS AG1	23,944,591	393,101
Citigroup Inc.1	74,615,000	352,929
Prudential PLC	29,450,716	306,723
Bank of Nova Scotia	5,320,000	305,513
Bank of China Ltd., Class H	448,926,500	236,800
American Express Co.	5,000,000	214,600
Allianz SE	1,733,000	205,945
Moody’s Corp.	7,600,100	201,707
CapitaMalls Asia Ltd.	131,600,000	198,936
HSBC Holdings PLC (United Kingdom)	15,569,796	158,054
Northern Trust Corp.	2,687,500	148,914
AXA SA	8,851,207	147,257
Morgan Stanley	5,000,000	136,050
Bank of America Corp.	9,700,000	129,398
Nomura Holdings, Inc.	19,000,000	120,520
Standard Chartered PLC	3,854,593	103,697
DnB NOR ASA	6,735,174	94,534
Tokio Marine Holdings, Inc.	2,900,000	86,689
ING Groep NV, depository receipts1	8,500,000	82,690
BNP Paribas SA	1,170,431	74,464
Banco Santander, SA	6,555,061	69,446
Weyerhaeuser Co.	3,176,430	60,130
Macquarie Group Ltd.	1,580,000	59,809
Goldman Sachs Group, Inc.	195,000	32,791
QBE Insurance Group Ltd.	809,331	15,024
		5,165,898

CONSUMER STAPLES — 10.44%
Pernod Ricard SA	5,425,420	510,109
British American Tobacco PLC	12,874,500	494,489
Anheuser-Busch InBev NV	8,139,477	465,526
Nestlé SA	7,583,000	444,031
SABMiller PLC	12,078,008	424,918
Unilever NV, depository receipts	10,245,000	318,986
Shoprite Holdings Ltd.	19,449,926	294,222
Philip Morris International Inc.	4,640,000	271,579
Coca-Cola Co.	3,500,000	230,195
Tesco PLC	29,845,526	197,762
Colgate-Palmolive Co.	2,250,000	180,833
PepsiCo, Inc.	2,395,000	156,465
Wilmar International Ltd.	29,300,000	128,538
Wal-Mart de México, SAB de CV, Series V	39,519,984	113,408
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	14,290
Avon Products, Inc.	4,240,000	123,214
Procter & Gamble Co.	1,900,000	122,227
Coca-Cola Amatil Ltd.	9,500,875	105,532
Associated British Foods PLC	5,015,000	92,341
Danone SA	1,043,800	65,585
Coca-Cola Hellenic Bottling Co. SA	2,006,000	51,897
		4,806,147

INDUSTRIALS — 8.99%
Schneider Electric SA	3,992,756	597,578
United Technologies Corp.	4,630,000	364,474
Delta Air Lines, Inc.1	23,000,000	289,800
Vestas Wind Systems A/S1	6,361,987	200,849
Marubeni Corp.	28,285,000	198,925
Komatsu Ltd.	6,298,000	190,592
Geberit AG	821,380	189,928
General Electric Co.	10,000,000	182,900
AMR Corp.1,2	20,000,000	155,800
Siemens AG	1,237,100	153,246
United Continental Holdings, Inc.1	6,420,000	152,924
Michael Page International PLC2	16,800,000	145,371
Ryanair Holdings PLC (ADR)	4,594,999	141,342
Deere & Co.	1,500,000	124,575
Tyco International Ltd.	2,678,125	110,982
FANUC LTD	718,100	110,293
European Aeronautic Defence and Space Co. EADS NV1	4,500,000	104,873
Canadian Pacific Railway Ltd.	1,600,000	103,985
Intertek Group PLC	3,724,428	103,070
Kubota Corp.	10,586,000	100,266
Vallourec SA	913,477	95,945
Precision Castparts Corp.	600,000	83,526
United Parcel Service, Inc., Class B	1,100,000	79,838
Honeywell International Inc.	1,500,000	79,740
Finmeccanica SpA	3,800,000	43,188
Lockheed Martin Corp.	500,000	34,955
		4,138,965

MATERIALS — 8.67%
Newmont Mining Corp.	9,980,800	613,121
Barrick Gold Corp.	11,500,000	611,570
Gold Fields Ltd.	17,000,000	311,226
Holcim Ltd	3,878,793	293,087
Linde AG	1,924,400	292,002
Syngenta AG	921,525	269,558
Impala Platinum Holdings Ltd.	4,120,400	145,714
BASF SE	1,500,000	119,666
First Quantum Minerals Ltd.	1,082,600	117,591
United States Steel Corp.	2,000,000	116,840
Dow Chemical Co.	3,405,000	116,247
FMC Corp.	1,373,000	109,689
Alcoa Inc.	6,820,800	104,972
Xstrata PLC	4,379,077	102,787
Rio Tinto PLC	1,463,969	102,403
BHP Billiton Ltd.	2,000,000	92,563
Potash Corp. of Saskatchewan Inc.	590,000	91,350
Newcrest Mining Ltd.	2,000,000	82,724
Akzo Nobel NV	1,325,000	82,306
Ecolab Inc.	1,600,000	80,672
Monsanto Co.	1,000,000	69,640
Nitto Denko Corp.	1,400,000	65,956
		3,991,684

ENERGY — 6.49%
Canadian Natural Resources, Ltd.	9,270,000	413,481
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	8,180,000	309,531
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	33,594
TOTAL SA	4,600,000	243,728
Oil Search Ltd.	31,865,000	229,444
Royal Dutch Shell PLC, Class A (ADR)	1,850,000	123,543
Royal Dutch Shell PLC, Class B	2,585,998	85,273
Tenaris SA (ADR)	3,925,218	192,257
Schlumberger Ltd.	2,038,000	170,173
Cenovus Energy Inc.	4,850,000	162,333
INPEX CORP.	26,065	152,653
Occidental Petroleum Corp.	1,500,000	147,150
ConocoPhillips	2,000,000	136,200
Baker Hughes Inc.	2,000,000	114,340
Transocean Ltd.1	1,605,000	111,564
Reliance Industries Ltd.	4,430,000	104,888
FMC Technologies, Inc.1	1,100,000	97,801
Imperial Oil Ltd.	1,700,000	69,382
Eni SpA	2,500,000	54,588
Chevron Corp.	400,000	36,500
		2,988,423

TELECOMMUNICATION SERVICES — 2.51%
América Móvil, SAB de CV, Series L (ADR)	9,191,948	527,067
América Móvil, SAB de CV, Series L	35,910,000	103,136
SOFTBANK CORP.	7,424,800	257,065
Koninklijke KPN NV	11,739,350	171,305
Telefónica, SA	4,159,500	94,297
		1,152,870

UTILITIES — 1.28%
GDF SUEZ	9,130,583	327,602
SUEZ Environnement Co.	8,101,958	167,272
CLP Holdings Ltd.	11,260,000	91,409
		586,283

MISCELLANEOUS — 3.65%
Other common stocks in initial period of acquisition		1,681,737

Total common stocks (cost: $29,534,708,000)		42,188,475

	Principal amount
Short-term securities — 8.43%	(000)

Freddie Mac 0.185%–0.34% due 1/11–5/25/2011	$608,850	608,560
U.S. Treasury Bills 0.140%–0.183% due 3/31–5/19/2011	508,000	507,783
International Bank for Reconstruction and Development 0.19%–0.21% due 1/7–4/19/2011	464,500	464,395
Australia & New Zealand Banking Group, Ltd. 0.25% due 2/28/20113	98,200	98,169
ANZ National (International) Ltd. 0.27%–0.28% due 2/10–2/28/20113	313,900	313,787
Fannie Mae 0.14%–0.49% due 1/5–5/2/2011	312,282	312,190
Commonwealth Bank of Australia 0.225%–0.29% due 1/11–3/21/20113	310,100	310,014
Bank of Nova Scotia 0.235%–0.28% due 1/3–3/3/2011	281,100	281,032
Deutsche Bank Financial LLC 0.26% due 2/1–2/22/2011	203,600	203,536
National Australia Funding (Delaware) Inc. 0.25%–0.26% due 1/18–2/2/20113	200,500	200,471
European Investment Bank 0.26% due 1/4/2011	127,900	127,896
Nordea North America, Inc. 0.24%–0.28% due 1/31–3/15/2011	124,700	124,652
Straight-A Funding LLC 0.26% due 1/3-2/1/20113	110,000	109,987
Credit Suisse New York Branch 0.27% due 2/24/2011	88,800	88,763
Barton Capital LLC 0.28% due 1/10/20113	40,000	39,997
Société Générale North America, Inc. 0.11% due 1/3/2011	10,200	10,200
Jupiter Securitization Co., LLC 0.27% due 2/4/20113	50,000	49,985
KfW 0.25% due 3/7/20113	27,300	27,290

Total short-term securities (cost: $3,878,368,000)		3,878,707

Total investment securities (cost: $33,413,076,000)		46,067,182
Other assets less liabilities		(36,759)

Net assets		$46,030,423

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,149,700,000, which represented 2.50% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2010(000)

AMR Corp.	20,000,000	—	—	20,000,000	$—	$155,800
Michael Page International PLC	16,800,000	—	—	16,800,000	772	145,371
					$772	$301,171

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$7,071,599	$—	$—	$7,071,599
Consumer discretionary	5,381,723	—	—	5,381,723
Health care	5,223,146	—	—	5,223,146
Financials	5,165,898	—	—	5,165,898
Consumer staples	4,806,147	—	—	4,806,147
Industrials	4,138,965	—	—	4,138,965
Materials	3,991,684	—	—	3,991,684
Energy	2,988,423	—	—	2,988,423
Telecommunication services	1,152,870	—	—	1,152,870
Utilities	586,283	—	—	586,283
Miscellaneous	1,681,737	—	—	1,681,737
Short-term securities	—	3,878,707	—	3,878,707
Total	$42,188,475	$3,878,707	$—	$46,067,182

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,528,767
Gross unrealized depreciation on investment securities	(913,766)
Net unrealized appreciation on investment securities	12,615,001
Cost of investment securities for federal income tax purposes	33,452,181

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0211O-S25553

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2011